GENERAL (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 € / shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Aug. 31, 2022 shares	Dec. 31, 2021 shares	Oct. 31, 2021 shares	May 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		13,333,333			864,000
Share price | $ / shares	$ 10.3624
Implied value | (per share)			€ 1			$ 0.0001	€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1			1
Implied value | $ / shares	$ 10.00	$ 0.0001				0.0001
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								2,000,000	1,774,744	8,938,666	15,270,249
Implied value | $ / shares						$ 0
Equity Line Agreement [Member]
IfrsStatementLineItems [Line Items]
Consideration of issuance of common stock		$ 25,000
Additional capital raising		$ 2,500
Lionheart [Member] | Business Combination Agreement [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination	97.58%
Remaining funds in trust account	$ 3,061
Lionheart [Member] | Business Combination Agreement [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination	97.58%
Remaining funds in trust account	$ 3,061
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 17,300